Note 3 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Use of Estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates of oil and gas reserve quantities provide the basis for the calculation of depletion, depreciation, and amortization, and impairment, each of which represents a significant component of the financial statements.  Actual results could differ from those estimates.